Partners' Capital, Mezzanine Equity and Distributions (Change in Class A Convertible Preferred Units) (Details) - USD ($) $ in Thousands							3 Months Ended	12 Months Ended
	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017	Sep. 01, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Units
Beginning Balance (in units)								22,411,728
Ending Balance (in units)							24,438,022	24,438,022	22,411,728
Amount
Beginning Balance								$ 697,151
Ending Balance							$ 761,466	$ 761,466	$ 697,151
Class A Convertible Preferred Stock Units
Units
Beginning Balance (in units)								22,411,728	0
Issuance of Preferred Units, net (in units)									22,249,494
Allocation to Preferred Distribution Rate Reset Election (in units)									0
Distribution paid-in-kind (in units)	523,132	511,934	500,976	490,252	162,234		534,576	2,026,294	162,234
Allocation of Distributions paid-kind to Preferred Distribution Rate Reset Election (in units)								0	0
Ending Balance (in units)							24,438,022	24,438,022	22,411,728
Amount
Beginning Balance								$ 697,151	$ 0
Issuance of Preferred Units, net						$ 726,419			726,419
Allocation to Preferred Distribution Rate Reset Election									(34,450)
Distributions paid-in-kind	$ 17,635	$ 17,257	$ 16,888	$ 16,526	$ 5,469			68,306	5,469
Allocation of Distribution paid-kind to Preferred Distribution Rate Reset Election								(3,991)	(287)
Ending Balance						$ 726,419	$ 761,466	$ 761,466	$ 697,151